November 15, 2019

Via EDGAR

Patrick F. Scott
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Executive Variable Universal Life III
Registration Statement on Form N-6
File Nos. 811-05118, 333-_________

Dear Mr. Scott -

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) an initial registration statement on Form N-6 for the Principal Executive Variable Universal Life III, a new variable life insurance policy ("PLIC EVUL III"). The filing contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

This filing is very similar to the filing for Principal National Life Insurance Company Variable Life Separate Account - Principal Executive Variable Universal Life III, File Nos. 333-233170 and 811-22589, which was declared effective on November 6, 2019 ("PNL EVUL III"). The primary difference is that PLIC EVUL III is designed for use only in New York. The Registrant represents that the material disclosure differences between the registration statement disclosures for the two policies are as follows:

•
Generally. Due to PLIC EVUL III's intended use only in New York, disclosure regarding state-specific variations have been deleted. Disclosures have been revised to reflect New York requirements and remove disclosures that are inapplicable. (See free-look discussion and other changes outlined below).

•	Product Use. As shown on the cover, PLIC EVUL III is intended for more limited use than PNL EVUL III. As a result, there are changes related to underwriting and other disclosures.

•	Death Proceeds. For PLIC EVUL III, death proceeds are paid in cash. Benefit payment options do not apply.

•	Loan Value. "Loan value" is used as a reference term related to policy loans rather than "net policy value."

•	Data Pages. For PLIC EVUL III, data pages are sent whenever a change a made to the policy.

•	Change in Investment Policy. For PLIC EVUL III, if there is a change in investment policy of the separate account, the contract holder has the option to transfer division values to the fixed account.

•	Cost of Insurance Rate. The factors on which the cost of insurance charge is based has been modified for PLIC EVUL III to reflect New York requirements.

•	Statements used to Contest/Void a Policy. Language has been changed to reflect New York requirements.

•	Reduced Paid-Up Benefit Option. This provision is unique to PLIC EVUL III.

•	Life-Paid Up Rider. Language has been changed to reflect New York requirements.

•	Suicide and Other Exclusions. Language has been changed to reflect New York requirements. Additionally, the hazardous sports exclusion is not applicable to PLIC EVUL III.

•	Death Proceeds. Language related to proof of death and processing the claim has been changed to reflect New York Requirements.

•	Death during Grace Period. Language has been changed to reflect New York requirements.

•	Incontestability. Language has been changed to reflect New York requirements.

Because the disclosures in the filing have been reviewed in the recent PNL EVUL III filing, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing described above. See Release No. 33-6510 (February 15, 1984).

Please call me at 515-235-1209 if you have any questions.
Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Counsel, Registrant